Income Taxes - Schedule of Income Tax and Social Contribution Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax and Social Contribution Expense [Abstract]
Profit (loss) before taxes		$ 2,620,298	$ 2,711,003	$ (259,728)
Brazilian statutory corporate tax rate		(34.00%)	(34.00%)	(34.00%)
Expected tax benefit (expense)		$ (890,901)	$ (921,741)	$ 88,308
Adjustments to reconcile taxable income tax expense (benefit):
Share of profit of equity-accounted investees		5,745	1,001	3,243
Non-taxable tax benefits	[1]	227,075	203,381	461,726
Difference of tax rates on taxable income from foreign subsidiaries		75,755	167,945	(16,299)
Transfer pricing adjustments		(34)	(952)	(12,265)
Profits taxed by-foreign jurisdictions	[2]	152,352	(203,735)	(203,986)
Current year deferred taxes not recognized and deferred taxes recognized in prior years		(3,552)	(40,230)	(372,932)
Dividends paid abroad		(7,142)
Non-taxable interest - Foreign subsidiaries		21,299	671	140,284
Donations and social programs expenses	[3]		(891)	(7,524)
Research and development benefit		4,960	4,141
SELIC interest on tax credits		34,957	26,029	6,521
Other permanent differences		(11,020)	20,988	40,917
Current and deferred income tax benefit (expense)		(390,506)	(743,393)	127,993
Current income tax		(450,240)	(870,474)	(69,460)
Deferred income tax		59,734	127,081	197,453
TOTAL INCOME TAXES		$ (390,506)	$ (743,393)	$ 127,993
Effective income tax rate		(14.90%)	(27.42%)	49.28%

[1]	The Group and its subsidiaries have subsidies granted by state governments, as a presumed credit, in accordance with the regulations of each state. The amounts appropriated from this tax incentive as revenue in the income statement are excluded in the calculation of taxes on profit, when the requirements set out in current legislation are met.
[2]	The income from foreign subsidiaries must be taxed at the Brazilian statutory tax rate of 34%, and the income tax paid abroad by these subsidiaries may be used to compensate income taxes to be paid in Brazil. The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation (profits taxed by-foreign jurisdictions included in the reconciliation of income tax and social contribution expense). The Group analyzes the results of each subsidiary for the application of its income tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.
[3]	Refers to the donations, as described in Note 26 – Expenses by nature.